RETIREMENT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	2,931.8	2,638.2
Accumulated benefit obligation	2,635.0	2,378.2
Fair value of plan assets	1,972.1	1,727.8
U.S. Pension and Postretirement Health Care Benefits
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	100.00%	100.00%
PERCENTAGE OF PLAN ASSETS	100.00%	100.00%
U.S. Pension and Postretirement Health Care Benefits | Large cap equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	34.00%	34.00%
PERCENTAGE OF PLAN ASSETS	36.00%	38.00%
U.S. Pension and Postretirement Health Care Benefits | Small cap equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	9.00%	9.00%
PERCENTAGE OF PLAN ASSETS	10.00%	10.00%
U.S. Pension and Postretirement Health Care Benefits | International equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	13.00%	13.00%
PERCENTAGE OF PLAN ASSETS	14.00%	12.00%
U.S. Pension and Postretirement Health Care Benefits | Core fixed income
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	18.00%	22.00%
PERCENTAGE OF PLAN ASSETS	19.00%	22.00%
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	5.00%	2.00%
PERCENTAGE OF PLAN ASSETS	5.00%	2.00%
U.S. Pension and Postretirement Health Care Benefits | Real estate
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	4.00%	4.00%
PERCENTAGE OF PLAN ASSETS	3.00%	4.00%
U.S. Pension and Postretirement Health Care Benefits | Hedge funds
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	9.00%	10.00%
PERCENTAGE OF PLAN ASSETS	8.00%	9.00%
U.S. Pension and Postretirement Health Care Benefits | Private equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	6.00%	6.00%
PERCENTAGE OF PLAN ASSETS	3.00%	3.00%
U.S. Pension and Postretirement Health Care Benefits | Emerging markets
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	2.00%
PERCENTAGE OF PLAN ASSETS	2.00%
International Pension Benefits
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	100.00%	100.00%
International Pension Benefits | Cash
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	1.00%	1.00%
International Pension Benefits | International equity
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	42.00%	41.00%
International Pension Benefits | Corporate bonds
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	23.00%	22.00%
International Pension Benefits | Government bonds
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	18.00%	20.00%
International Pension Benefits | Total fixed income
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	41.00%	42.00%
International Pension Benefits | Real estate
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	2.00%	1.00%
International Pension Benefits | Insurance contracts
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	14.00%	15.00%